Average Annual Total Returns{- Fidelity Growth Company K6 Fund} - 11.30 Fidelity Growth Company K6 Fund PRO-03 - Fidelity Growth Company K6 Fund	Fidelity Growth Company K6 Fund Return Before Taxes Past 1 year	Fidelity Growth Company K6 Fund Return Before Taxes Since Inception		RS007 Past 1 year	RS007 Since Inception
Total	68.77%	53.31%	[1]	38.26%	33.83%	[1]

[1]	(a)From June 13, 2019